Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 2,208		$ 2,211
Gains/(losses) recorded in income	[1]	53		74
Gains/(losses) recorded in OCI		26		24
Purchases/ Issuances		82		313
Sales/ Settlements		(230)		(501)
Fair value, ending balance		2,088		2,088
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	53		89
Transfers into Level 3		10		43
Transfers out of Level 3		(61)		(76)
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			$ 20		$ 10
Gains/(losses) recorded in income	[1]		(15)		(12)
Purchases/ Issuances					4
Sales/ Settlements			8		8
Transfers into Level 3			(15)		(15)
Transfers out of Level 3			(6)		(3)
Fair value, ending balance			(8)		(8)
Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		67		120
Gains/(losses) recorded in income	[1]	(3)		(3)
Purchases/ Issuances		2		(3)
Sales/ Settlements		1		(70)
Fair value, ending balance		6		6
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(3)		11
Transfers into Level 3				31
Transfers out of Level 3		(61)		(69)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance					(2)
Transfers out of Level 3					2
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		172	10	13	25
Gains/(losses) recorded in income	[1]	(17)		(18)	1
Gains/(losses) recorded in OCI				(3)
Purchases/ Issuances		1	3	169	4
Sales/ Settlements		(3)	(2)	(3)	(15)
Fair value, ending balance		163		163
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(17)		(17)
Transfers into Level 3		10	6	12	13
Transfers out of Level 3			(8)	(7)	(19)
Fair value, ending balance			9		9
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		11		12
Gains/(losses) recorded in income	[1]			(1)
Purchases/ Issuances				4
Sales/ Settlements		(3)		(3)
Fair value, ending balance		17		17
Transfers into Level 3		9		11
Transfers out of Level 3				(6)
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		161		1
Gains/(losses) recorded in income	[1]	(17)		(17)
Gains/(losses) recorded in OCI				(3)
Purchases/ Issuances		1		165
Fair value, ending balance		146		146
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(17)		(17)
Transfers into Level 3		1		1
Transfers out of Level 3				(1)
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,969	2,012	2,078	1,901
Gains/(losses) recorded in income	[1]	73	13	95	64
Gains/(losses) recorded in OCI		26	54	27	59
Purchases/ Issuances		79	29	147	100
Sales/ Settlements		(228)	(111)	(428)	(119)
Fair value, ending balance		1,919		1,919
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	73		95
Transfers out of Level 3			(9)		(17)
Fair value, ending balance			$ 1,988		$ 1,988
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,938		2,046
Gains/(losses) recorded in income	[1]	73		95
Gains/(losses) recorded in OCI		27		29
Purchases/ Issuances		78		146
Sales/ Settlements		(206)		(406)
Fair value, ending balance		1,910		1,910
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	73		95
Investment securities [member] | Corporate and Other Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		31		32
Gains/(losses) recorded in OCI		(1)		(2)
Purchases/ Issuances		1		1
Sales/ Settlements		(22)		(22)
Fair value, ending balance		9		9
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance				3
Gains/(losses) recorded in income	[1]			(1)
Sales/ Settlements				(2)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]			(1)
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		93		161
Gains/(losses) recorded in income	[1]	(1)		(10)
Purchases/ Issuances		2		7
Sales/ Settlements				(70)
Fair value, ending balance		29		29
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]	(1)		10
Transfers into Level 3				31
Transfers out of Level 3		(65)		(90)
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10		16
Gains/(losses) recorded in income	[1]	(3)		(9)
Fair value, ending balance		7		7
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(3)		(9)
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		6		4
Gains/(losses) recorded in income	[1]			2
Purchases/ Issuances		3		3
Fair value, ending balance		9		9
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]			2
Derivative financial assets [member] | Foreign exchange and gold contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1		1
Gains/(losses) recorded in income	[1]	(1)
Fair value, ending balance		1		1
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)
Transfers into Level 3		1		1
Transfers out of Level 3				(1)
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(3)		(8)
Gains/(losses) recorded in income	[1]			4
Purchases/ Issuances				(1)
Sales/ Settlements				1
Fair value, ending balance		(1)		(1)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]			(2)
Transfers into Level 3		(1)		(1)
Transfers out of Level 3		3		4
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(28)		(43)
Gains/(losses) recorded in income	[1]	2		9
Purchases/ Issuances		(3)		(12)
Fair value, ending balance		(28)		(28)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]	2		9
Transfers out of Level 3		1		18
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)		(2)
Fair value, ending balance		(2)		(2)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(10)		(12)
Gains/(losses) recorded in income	[1]			2
Sales/ Settlements		1		1
Fair value, ending balance		$ (9)		(9)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]			$ 2

[1]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[2]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[3]	Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.
[4]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.